Quarterly Holdings Report
for

Fidelity Managed Retirement 2030 Fund℠

April 30, 2021

R97-QTLY-0621
1.9895839.101

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	88,859	$1,632,345
Fidelity Series Commodity Strategy Fund (a)	144,889	769,363
Fidelity Series Large Cap Growth Index Fund (a)	62,085	1,046,130
Fidelity Series Large Cap Stock Fund (a)	59,552	1,148,168
Fidelity Series Large Cap Value Index Fund (a)	145,411	2,221,873
Fidelity Series Small Cap Opportunities Fund (a)	29,631	546,684
Fidelity Series Value Discovery Fund (a)	48,967	815,797
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,930,066)		8,180,360

International Equity Funds - 25.7%
Fidelity Series Canada Fund (a)	29,908	397,478
Fidelity Series Emerging Markets Fund (a)	26,183	310,798
Fidelity Series Emerging Markets Opportunities Fund (a)	107,552	2,795,283
Fidelity Series International Growth Fund (a)	51,004	953,771
Fidelity Series International Index Fund (a)	33,483	402,803
Fidelity Series International Small Cap Fund (a)	16,380	357,899
Fidelity Series International Value Fund (a)	86,361	954,288
Fidelity Series Overseas Fund (a)	72,578	956,573
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,331,295)		7,128,893

Bond Funds - 39.7%
Fidelity Series Corporate Bond Fund (a)	156,458	1,711,645
Fidelity Series Emerging Markets Debt Fund (a)	16,565	152,727
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,945	50,588
Fidelity Series Floating Rate High Income Fund (a)	3,257	30,026
Fidelity Series Government Bond Index Fund (a)	201,535	2,124,177
Fidelity Series High Income Fund (a)	18,595	175,721
Fidelity Series Inflation-Protected Bond Index Fund (a)	176,492	1,920,234
Fidelity Series International Credit Fund (a)	551	5,505
Fidelity Series Investment Grade Bond Fund (a)	201,961	2,344,766
Fidelity Series Investment Grade Securitized Fund (a)	157,567	1,632,391
Fidelity Series Long-Term Treasury Bond Index Fund (a)	95,447	770,254
Fidelity Series Real Estate Income Fund (a)	9,310	105,301
TOTAL BOND FUNDS
(Cost $11,194,225)		11,023,335

Short-Term Funds - 5.2%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	451,591	451,591
Fidelity Series Short-Term Credit Fund (a)	22,472	228,769
Fidelity Series Treasury Bill Index Fund (a)	75,353	753,525
TOTAL SHORT-TERM FUNDS
(Cost $1,433,853)		1,433,885
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,889,439)		27,766,473
NET OTHER ASSETS (LIABILITIES) - 0.0%		(405)
NET ASSETS - 100%		$27,766,068

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$366,396	$1,565,551	$351,323	$230,940	$(15,016)	$66,737	$1,632,345
Fidelity Series Canada Fund	83,339	309,931	62,189	4,084	2,971	63,426	397,478
Fidelity Series Commodity Strategy Fund	152,479	644,939	148,875	1,184	6,443	114,377	769,363
Fidelity Series Corporate Bond Fund	385,687	1,569,220	192,087	27,502	(2,909)	(48,266)	1,711,645
Fidelity Series Emerging Markets Debt Fund	38,055	135,138	19,621	3,126	(115)	(730)	152,727
Fidelity Series Emerging Markets Debt Local Currency Fund	--	53,984	2,894	473	(114)	(388)	50,588
Fidelity Series Emerging Markets Fund	67,536	256,582	44,668	2,283	(247)	31,595	310,798
Fidelity Series Emerging Markets Opportunities Fund	613,874	2,298,311	375,523	43,564	(1,461)	260,082	2,795,283
Fidelity Series Floating Rate High Income Fund	8,612	28,628	8,120	637	19	887	30,026
Fidelity Series Government Bond Index Fund	456,266	1,949,583	195,871	23,191	(6,012)	(79,789)	2,124,177
Fidelity Series Government Money Market Fund 0.07%	110,006	1,095,286	753,701	431	--	--	451,591
Fidelity Series High Income Fund	44,143	154,828	26,151	4,292	180	2,721	175,721
Fidelity Series Inflation-Protected Bond Index Fund	414,686	1,642,802	168,701	12,480	(309)	31,756	1,920,234
Fidelity Series International Credit Fund	3,022	2,808	113	331	2	(214)	5,505
Fidelity Series International Growth Fund	220,906	884,109	180,159	72,423	(3,466)	32,381	953,771
Fidelity Series International Index Fund	90,712	327,374	61,184	4,039	(49)	45,950	402,803
Fidelity Series International Small Cap Fund	74,135	277,541	44,037	1,549	827	49,433	357,899
Fidelity Series International Value Fund	220,236	789,528	194,090	14,171	8,006	130,608	954,288
Fidelity Series Investment Grade Bond Fund	508,924	2,138,780	232,101	56,310	(5,884)	(64,953)	2,344,766
Fidelity Series Investment Grade Securitized Fund	344,137	1,474,561	163,237	20,113	(1,960)	(21,110)	1,632,391
Fidelity Series Large Cap Growth Index Fund	251,357	880,630	220,578	7,724	351	134,370	1,046,130
Fidelity Series Large Cap Stock Fund	256,997	941,972	272,381	24,328	5,678	215,902	1,148,168
Fidelity Series Large Cap Value Index Fund	486,669	1,797,397	466,440	24,707	7,083	397,164	2,221,873
Fidelity Series Long-Term Treasury Bond Index Fund	140,647	796,534	66,525	30,963	(8,220)	(92,182)	770,254
Fidelity Series Overseas Fund	221,336	800,236	172,544	5,784	2,977	104,568	956,573
Fidelity Series Real Estate Income Fund	26,004	91,099	21,062	2,643	21	9,239	105,301
Fidelity Series Short-Term Credit Fund	39,547	199,099	9,300	1,118	(16)	(561)	228,769
Fidelity Series Small Cap Opportunities Fund	122,766	431,076	121,953	5,665	1,619	113,176	546,684
Fidelity Series Treasury Bill Index Fund	168,040	636,449	50,796	247	(98)	(70)	753,525
Fidelity Series Value Discovery Fund	173,663	646,766	165,417	9,466	5,175	155,610	815,797
Total	$6,090,177	$24,820,742	$4,791,641	$635,768	$(4,524)	$1,651,719	$27,766,473

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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